Subsequent events	6 Months Ended
Jun. 30, 2018
Subsequent events
Subsequent events

15. Events occurring after the balance sheet date

No significant activities have taken place subsequent to the balance sheet date June 30, 2018 that have a material impact on the key figures and earnings presented. Currently, there are no other significant changes in the Company’s structure, management, legal form or personnel.